Condensed Consolidated Statements of Shareholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Share Subscriptions Receivable [Member]	Share Subscription Payable [Member]	Accumulated Deficit [Member]	Cumulative Translation Adjustment [Member]	Total
Balance at Dec. 31, 2018	$ 10,000	$ 2,463	$ 8,103,934	$ (1,577)	$ 2,019,532	$ (10,354,299)	$ (3,613)	$ (223,560)
Balance, shares at Dec. 31, 2018	1,000,000	24,634,051
Issuance of share subscriptions payable		$ 469	607,026		(607,495)
Issuance of share subscriptions payable, shares		4,680,084
Deemed dividend related to down-round features					965,079	(965,079)
Return and Cancellation of shares		$ (99)	(77,179)		(247,722)			(325,000)
Return and Cancellation of shares, shares		(990,742)
Issuance for settlement of payables					30,000			30,000
Issuance for settlement of payables, shares
Conversion of Preferred Stock	$ (10,000)	$ 1,358	8,642
Conversion of Preferred Stock, shares	(1,000,000)	13,583,397
Net loss						(359,034)		(359,034)
Foreign currency translation adjustment							(4,967)	(4,967)
Balance at Dec. 31, 2019		$ 4,191	8,642,423	(1,577)	2,159,395	(11,678,413)	(8,580)	(882,561)
Balance, shares at Dec. 31, 2019		41,906,790
Issuance for prepaid services and subscriptions payable					125,000			125,000
Issuance from subscriptions payable		$ 665	967,807		(968,472)
Issuance from subscriptions payable, shares		6,649,793
Warrants issuance in connection to convertible promissory note			59,110					59,110
Share issuance in connection to convertible promissory note		$ 45	123,345					123,390
Share issuance in connection to convertible promissory note, shares		450,000
Net loss						(152,266)		(152,266)
Balance at Mar. 31, 2020		$ 4,901	9,792,685	(1,577)	1,315,923	(11,830,679)	(8,580)	(727,327)
Balance, shares at Mar. 31, 2020		49,006,583
Balance at Dec. 31, 2019		$ 4,191	8,642,423	(1,577)	2,159,395	(11,678,413)	(8,580)	(882,561)
Balance, shares at Dec. 31, 2019		41,906,790
Issuance for services		$ 240	168,670					168,910
Issuance for services, shares		2,413,022
Issuance for prepaid services and subscriptions payable		$ 372	203,616		241,559			445,547
Issuance for prepaid services and subscriptions payable, shares		3,723,333
Issuance of subscriptions payable					162,000			162,000
Issuance from subscriptions payable		$ 1,544	1,977,683		(1,729,227)			250,000
Issuance from subscriptions payable, shares		15,437,479
Issuance of shares from Reg-A		$ 996	997,974		32,701			1,031,670
Issuance of shares from Reg-A, shares		9,961,301
Share issuance cost			(55,004)					(55,004)
Cancellation of reserved shares					(325,000)			(325,000)
Cancellation of reserved shares, shares
Warrant issuance for services			29,103					29,103
Conversion of convertible promissory note to shares		$ 252	226,587					$ 226,839
Conversion of convertible promissory note to shares, shares		2,520,434						3,448,025
Warrants issuance in connection to convertible promissory note			344,110					$ 344,110
Share issuance in connection to convertible promissory note		$ 45	123,345					123,390
Share issuance in connection to convertible promissory note, shares		450,000
Issuance of Preferred Stock	$ 1		89					90
Issuance of Preferred Stock, shares	1,000
Net loss						(1,187,620)		(1,187,620)
Foreign currency translation adjustment
Balance at Dec. 31, 2020	$ 1	$ 7,640	12,658,596	(1,577)	379,428	(12,866,033)	(8,580)	169,475
Balance, shares at Dec. 31, 2020	1,000	76,412,359
Consulting Service for share subscriptions					111,222			111,222
Issuance for services and subscriptions payable		$ 633	569,277		(241,559)			328,351
Issuance for services and subscriptions payable, shares		6,321,154
Issuance of shares from private placement		$ 3,050	3,046,931		32,000			3,081,981
Issuance of shares from private placement, shares		30,499,800
Cashless warrant exercise		$ 79	(79)
Cashless warrant exercise, shares		790,243
Issuance for services, shares								150,000
Issuance of shares from Reg-A		$ 3,005	3,000,316		(32,700)			$ 2,970,621
Issuance of shares from Reg-A, shares		30,048,199
Share issuance cost			(59,160)					(59,160)
Warrant issuance for services			37,000					37,000
Warrant exercise		$ 1,460	2,918,515		12,130			2,932,105
Warrant exercise, shares		14,599,800
Conversion of convertible promissory note to shares		$ 410	367,910					368,320
Conversion of convertible promissory note to shares, shares		4,092,431
Loan repayment					111,610			111,610
Net loss						(1,223,519)		(1,223,519)
Balance at Mar. 31, 2021	$ 1	$ 16,277	$ 22,539,306	$ (1,577)	$ 372,131	$ (14,089,552)	$ (8,580)	$ 8,828,006
Balance, shares at Mar. 31, 2021	1,000	162,763,986